Vessel Operating and Supervision Costs (Tables)	12 Months Ended
Dec. 31, 2019
Vessel Operating and Supervision Costs
Schedule of vessel operating and supervision costs

	For the year ended
	December 31,
	2017	2018	2019
Crew wages and vessel management employee costs	72,652	79,624	80,713
Technical maintenance expenses	28,736	28,694	37,653
Other vessel operating expenses	21,098	19,766	21,296
Total	122,486	128,084	139,662